Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		1 Months Ended
	Jul. 01, 2021	Oct. 21, 2021	May 09, 2021	Feb. 26, 2021	Feb. 10, 2021	Jun. 23, 2020
Beijing Fucheng [Member]
Net working capital					$ 106
Property and equipment					26
Current liabilities					(55)
Intangible assets					4,814
Cash					$ 4,891
Magpie Securities Limited [Member]
Net working capital				$ 206
Investment and loan to Magpie				(2,947)
Property and equipment				24
Current liabilities				(19)
Intangible assets				902
Cash				$ (1,834)
Deconsolidation of Micronet Ltd. [Member]
Cash			$ 2,466
Working capital other than cash			(3,849)
Finance lease			33
Accrued severance pay, net			96
Translation reserve			134
Micronet Ltd. investment in fair value			1,128
Non-controlling interests			2,990
Net loss from loss of control			$ 1,934
Acquisition of Micronet Ltd., net of cash acquired: [Member]
Net working capital						$ (351)
Property and equipment						661
Intangible assets						2,475
Goodwill						2,618
Right of use assets						310
Other assets						26
Borrowings						(1,676)
Micronet Ltd. investment in fair value						(1,573)
Non-current liabilities						(558)
Accumulated other comprehensive income						(28)
Minority interest						(2,172)
Net cash provided by acquisition						$ (268)
All Weather Insurance Agency [Member]
Net working capital	$ (1,665)
Property and equipment	153
Intangible assets	903
Deferred Tax liability	(226)
Right of use assets	208
Lease liabilities	(258)
Cash	(1,560)
Minority interest	$ (675)
Guangxi Zhongtong Insurance Agency Co., Ltd [Member]
Net working capital		$ 152
Property and equipment		13
Intangible assets		2,174
Deferred Tax liability		(544)
Goodwill		(153)
Minority interest		(3,230)
Loss on equity interest		1,128
Net cash provided by acquisition		$ (460)